ORDINARY SHARES - Classification of warrant on weighted average assumptions (Details)	Dec. 31, 2023 $ / shares Y
Risk-free interest rate
Classification of warrant on weighted average assumption
Weighted average assumptions - Warrants	4.51
Expected volatility
Classification of warrant on weighted average assumption
Weighted average assumptions - Warrants	120.13
Expected term
Classification of warrant on weighted average assumption
Weighted average assumptions - Warrants | Y	3
Exercise price
Classification of warrant on weighted average assumption
Weighted average assumptions - Warrants	0.40
Market value of common stock
Classification of warrant on weighted average assumption
Weighted average assumptions - Warrants	0.31